Schedule of Expected Amounts of Net Periodic Benefit Costs (Detail) - Other Pension Plans, Defined Benefit $ in Thousands	Dec. 31, 2017 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial (loss) gain	$ 299
Unrecognized prior service credit (cost)	$ (5)